Investment Securities (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended			6 Months Ended		12 Months Ended					12 Months Ended
	Mar. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012 MUAH [Member] CLO [Member]	Mar. 31, 2014 MUAH [Member] Under Basel III [Member] Residential Mortgage-Backed Securities And Commercial Mortgage-Backed Securities [Member]	Mar. 31, 2014 Debt Securities [Member]	Mar. 31, 2013 Debt Securities [Member]	Mar. 31, 2012 Debt Securities [Member]	Mar. 31, 2011 Debt Securities [Member]	Mar. 31, 2010 Debt Securities [Member] MUAH [Member] CLO [Member]	Mar. 31, 2013 Marketable Equity Securities [Member]	Mar. 31, 2012 Marketable Equity Securities [Member]	Mar. 31, 2014 Nonmarketable Equity Securities [Member]	Mar. 31, 2014 Minimum [Member]
Investment Securities [Line Items]
Investment securities other than Securities available-for-sale or being held-to-maturity, carrying value		¥ 711,416	¥ 864,052
Fair value of investment securities held by certain subsidiaries		26,201	25,900
Amount of cost-method investments, fair value estimated by commonly accepted valuation techniques		159,556	357,805
Amount of cost-method investments, test performed to determine whether any impairment indicator exists		551,860	506,247
Aggregate costs of cost-method investments, not estimated at the fair value		548,679	503,671
Other-than-temporary Impairment losses recognized on cost-method investments		3,628	2,364	5,829
Gross realized gains on available-for-sale of securities		261,384	282,609	233,253
Gross realized losses on available-for-sale of securities		54,921	31,906	56,226
Carrying amount of securities transferred from Securities being held-to-maturity to securities available-for-sale	7,856		47,566	7,856	88,799
Losses on sale of transferred securities from Securities being held-to-maturity	691		1,518
Carrying amount of Securities being held-to-maturity immediately prior to the transfer to Securities available-for-sale on the date, Total		2,706,982	2,131,164		88,799
Unrealized losses in unamortized OCI prior to the transfer to Securities available-for-sale on the date					24,026
Unrealized loss recorded in OCI on the transfer of Securities being held-to-maturity to Securities available-for-sale					4,949
Fair value of the securities reclassified from Securities available-for-sale to Securities being held-to-maturity			12,356			411,535					111,895
Other-than-temporary impairment of investment securities included in Investment securities gains		6,534	124,172	195,684
Other-than-temporary impairment losses from Securities available-for-sale							2,605	8,329	13,782			113,479	176,073	3,628
Cumulative decline in fair value of the credit impaired securities							4,933	13,047
Credit loss component of impairment losses recognized in earnings							12,556	24,525	30,066	35,458
Other factors of impairment losses recognized in accumulated other comprehensive income (loss) before taxes							¥ 7,625	¥ 11,479
Number of months that fair value of the investment has been below cost to be deemed as other-than-temporary															6 months
Percentage of decline in fair value of investment below cost set as an indicator for classifying investments as an other-than-temporary decline in fair value															20.00%